Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other payables and accrued liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities

	December 31, 2016	December 31, 2017
	US$	US$
Contract deposit	81,095,384	89,383,227
Accrued expense	22,325,547	41,715,403
Deed tax and maintenance fund withheld for customers	10,566,064	12,149,522
Bidding deposit	1,959,950	2,983,801
Welfare payable	1,489,242	1,657,567
Other tax payable	7,908,792	8,172,022
Accrued aircraft operating expense	1,251,952	842,663
Accrued interest expense	42,371,395	54,250,778
Others	30,692,839	88,963,349

Total	199,661,165	300,118,332